MORGAN STANLEY VARIABLE INVESTMENT SERIES

1221 Avenue of the Americas

New York, New York 10020

May 3, 2007

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C.  20549

Re:	Morgan Stanley Variable Investment Series (“Registrant”)
File Nos. 2-82510; 811-03692
Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of prospectuses (one for each of Class X shares and Class Y shares) for each of the Portfolios listed below that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 13, 2007.

The Aggressive Equity Portfolio

The Equity Portfolio

The European Equity Portfolio

The Global Advantage Portfolio

The Global Dividend Growth Portfolio

The High Yield Portfolio

The Income Builder Portfolio

The Income Plus Portfolio

The Limited Duration Portfolio

The Money Market Portfolio

The S&P 500 Index Portfolio

The Strategist Portfolio

The Utilities Portfolio

The prospectuses for The Dividend Growth Portfolio (one for each of Class X shares and Class Y shares) and the Registrant’s Statement of Additional Information have been filed separately via EDGAR pursuant to Rule 497(c).

Very truly yours,

/s/ Eric C. Griffith
Eric C. Griffith
Assistant Secretary

Enclosures

cc:  Amy R. Doberman